Net Profit (Loss) Per Share	12 Months Ended
Dec. 31, 2022
Earnings per share [abstract]
Net Profit (Loss) Per Share
Note 23: Net Profit (Loss) Per Share

a.	Details of the number of shares and loss used in the computation of loss per share from continuing operations:

Year ended December 31
2022		2021*		2020*
Weighted average number of shares	Loss	Weighted average number of shares	Loss	Weighted average number of shares	Loss

4,987,069	(19,599)	3,892,068	(13,551)	3,882,692	(9,276)

b.	Net profit (loss) per share :

	Year ended December 31
	2022	2021*	2020*

Basic and diluted loss per share:	(3.93)	(3.48)	(2.38)

* Restated to reflect 1:7 reverse ratio of shares (See note 18b)

In 2022, 2,614,288 warrants, 764,767 options and 42,013 RSU’s were excluded from the diluted weighted average number of Ordinary Shares calculation as their effect would have been anti-dilutive. In addition the impact of 1,407,583 pre-funded warrants which were exercised in December 2022, have not taken in the diluted weighted average number of Ordinary Shares calculation as their effect would have been unti-dilutive as well.